UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

May 31, 2014

1.870940.106

IEI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
Australia - 7.0%
ASX Ltd.	3,673	$ 122,990
Australia & New Zealand Banking Group Ltd.	18,734	583,891
BHP Billiton Ltd.	6,432	218,818
Commonwealth Bank of Australia	7,817	593,558
DEXUS Property Group unit	241,205	250,292
Echo Entertainment Group Ltd.	8,977	23,727
Fortescue Metals Group Ltd.	67,014	275,037
Insurance Australia Group Ltd.	30,498	168,879
Macquarie Group Ltd.	2,196	122,684
National Australia Bank Ltd.	2,619	81,628
Ramsay Health Care Ltd.	1,214	53,496
Rio Tinto Ltd.	279	15,397
Telstra Corp. Ltd.	30,558	151,863
The GPT Group unit	50,691	183,985
Westfield Group unit	21,406	213,160
Westfield Retail Trust unit	18,071	53,649
Westpac Banking Corp.	14,877	476,894
Woodside Petroleum Ltd.	7,685	301,602
WorleyParsons Ltd.	8,113	121,259
TOTAL AUSTRALIA		4,012,809
Austria - 0.8%
OMV AG	5,647	233,933
Voestalpine AG	4,837	223,818
TOTAL AUSTRIA		457,751
Bailiwick of Jersey - 0.7%
Shire PLC	6,402	369,228
Belgium - 1.2%
Anheuser-Busch InBev SA NV	1,528	167,784
Belgacom SA	7,135	236,392
Delhaize Group SA	629	44,776
Telenet Group Holding NV	4,119	246,771
TOTAL BELGIUM		695,723
Bermuda - 0.0%
Yue Yuen Industrial (Holdings) Ltd.	8,000	24,765
Cayman Islands - 1.0%
MGM China Holdings Ltd.	82,000	285,569
Sands China Ltd.	36,800	268,182
TOTAL CAYMAN ISLANDS		553,751
Denmark - 1.1%
A.P. Moller - Maersk A/S Series B	75	195,334
Coloplast A/S Series B	2,235	192,671
Danske Bank A/S	953	26,787
Novo Nordisk A/S Series B	4,758	201,455
TOTAL DENMARK		616,247
Finland - 0.4%
Kone Oyj (B Shares)	2,082	85,710

	Shares	Value
Sampo Oyj (A Shares)	3,353	$ 169,022
Stora Enso Oyj (R Shares)	11	113
TOTAL FINLAND		254,845
France - 8.3%
AXA SA	5,855	144,540
BNP Paribas SA	3,127	218,968
Bouygues SA	37	1,718
Cap Gemini SA	2,607	189,556
Christian Dior SA	913	191,039
Compagnie de St. Gobain	3,574	203,621
EDF SA	266	9,339
GDF Suez	14,508	405,123
L'Oreal SA	307	53,566
Lagardere S.C.A. (Reg.)	1,063	37,044
LVMH Moet Hennessy - Louis Vuitton SA	186	37,005
Michelin CGDE Series B	544	67,036
Orange SA (e)	21,218	354,938
Renault SA	1,515	142,621
Safran SA	4,333	294,057
Sanofi SA	4,463	477,153
Schneider Electric SA	2,881	271,293
SCOR SE	1,513	52,819
Societe Generale Series A	1,787	102,955
Suez Environnement SA (e)	1,144	22,986
Total SA (a)(e)	10,896	764,971
Unibail-Rodamco	88	24,603
Valeo SA	1,070	143,669
VINCI SA	5,463	404,366
Wendel SA	565	85,336
TOTAL FRANCE		4,700,322
Germany - 8.3%
adidas AG	233	25,009
Allianz SE	1,598	271,465
BASF AG	3,395	390,918
Bayer AG	2,130	308,062
Bayerische Motoren Werke AG (BMW)	648	81,345
Continental AG	1,593	376,646
Daimler AG (Germany)	2,226	211,496
Deutsche Bank AG	2,587	104,777
Deutsche Boerse AG	1,760	134,352
Deutsche Lufthansa AG	8,994	237,234
Deutsche Post AG	2,572	95,399
Deutsche Telekom AG	10,657	179,954
E.ON AG	21,637	421,329
Fresenius Medical Care AG & Co. KGaA	2,094	138,743
Fresenius SE & Co. KGaA	341	50,876
Hannover Reuck SE	969	86,175
Infineon Technologies AG	15,780	195,724
Merck KGaA	1,773	304,525
Muenchener Rueckversicherungs AG	1,001	221,870
ProSiebenSat.1 Media AG	4,240	192,957
Common Stocks - continued
	Shares	Value
Germany - continued
SAP AG	150	$ 11,483
Siemens AG	5,086	675,956
TOTAL GERMANY		4,716,295
Hong Kong - 2.2%
BOC Hong Kong (Holdings) Ltd.	89,000	268,046
Cheung Kong Holdings Ltd.	15,000	267,963
Hang Seng Bank Ltd.	3,800	62,737
Hopewell Holdings Ltd.	22,500	78,212
Hutchison Whampoa Ltd.	10,000	134,142
Hysan Development Co. Ltd.	19,005	93,028
SJM Holdings Ltd.	89,000	255,419
Wheelock and Co. Ltd.	22,000	88,960
TOTAL HONG KONG		1,248,507
Italy - 2.8%
Assicurazioni Generali SpA	1,780	40,303
Atlantia SpA	11,543	320,676
Enel SpA	67,712	383,236
Eni SpA	11,260	286,773
EXOR SpA	2,223	95,454
Fiat SpA (a)	21,250	222,032
Intesa Sanpaolo SpA	23,966	80,366
Telecom Italia SpA (a)	87,526	108,795
Terna SpA	21	111
UniCredit SpA	8,318	72,511
Unipolsai SpA	9	31
TOTAL ITALY		1,610,288
Japan - 18.3%
Aisin Seiki Co. Ltd.	5,100	186,327
Alfresa Holdings Corp.	300	18,192
Aozora Bank Ltd.	6,000	18,438
Astellas Pharma, Inc.	4,300	55,320
Bridgestone Corp.	6,000	217,945
Brother Industries Ltd.	2,200	35,028
Canon, Inc.	5,300	174,713
Central Japan Railway Co.	1,800	239,364
Daihatsu Motor Co. Ltd.	8,500	147,332
Daito Trust Construction Co. Ltd.	500	54,302
Daiwa House Industry Co. Ltd.	3,000	56,391
DENSO Corp.	1,600	73,698
Fuji Heavy Industries Ltd.	8,000	213,342
Fujifilm Holdings Corp.	2,000	51,960
Fujitsu Ltd.	16,000	108,944
Hino Motors Ltd.	11,000	139,662
Hirose Electric Co. Ltd.	200	28,764
Hitachi Construction Machinery Co. Ltd.	13,700	254,867
Hitachi Ltd.	37,000	250,105
Ibiden Co. Ltd.	5,900	108,440
Itochu Corp.	400	4,749
Japan Airlines Co. Ltd.	1,400	73,229

	Shares	Value
JGC Corp.	3,000	$ 86,604
JTEKT Corp.	2,100	32,289
Kao Corp.	6,100	242,088
KDDI Corp.	7,000	418,271
Kinden Corp.	4,000	34,449
Konica Minolta, Inc.	20,800	180,123
Marubeni Corp.	29,000	198,690
Medipal Holdings Corp.	15,900	224,032
Mitsubishi Chemical Holdings Corp.	11,600	48,208
Mitsubishi Electric Corp.	30,000	350,756
Mitsubishi Heavy Industries Ltd.	28,000	163,983
Mitsubishi UFJ Financial Group, Inc.	96,900	546,934
Mitsui & Co. Ltd.	4,000	60,870
Mizuho Financial Group, Inc.	197,900	386,537
MS&AD Insurance Group Holdings, Inc.	1,300	30,997
NEC Corp.	35,000	108,533
Nippon Meat Packers, Inc.	14,000	273,314
Nippon Telegraph & Telephone Corp.	6,000	355,211
Nitto Denko Corp.	1,800	83,446
Nomura Holdings, Inc.	8,800	58,181
NSK Ltd.	4,000	48,711
NTT DOCOMO, Inc.	10,600	176,723
ORIX Corp.	8,800	140,765
Osaka Gas Co. Ltd.	13,000	51,842
Otsuka Holdings Co. Ltd.	7,100	201,041
Panasonic Corp.	2,800	30,213
Resona Holdings, Inc.	60,100	315,750
ROHM Co. Ltd.	1,500	86,021
Seiko Epson Corp.	8,100	282,785
Sekisui House Ltd.	9,500	125,550
Seven & i Holdings Co., Ltd.	2,000	80,327
Shimamura Co. Ltd.	2,000	193,926
Shiseido Co. Ltd.	17,000	286,919
Sojitz Corp.	133,700	213,978
Sumitomo Corp.	9,300	122,228
Sumitomo Mitsui Financial Group, Inc.	11,700	474,765
Suzuki Motor Corp.	4,100	122,513
Takashimaya Co. Ltd.	1,000	9,865
Tokyo Electric Power Co., Inc. (a)	2,000	8,130
Toyoda Gosei Co. Ltd.	4,300	85,762
Toyota Motor Corp.	8,800	498,396
West Japan Railway Co.	5,300	226,027
Yamaguchi Financial Group, Inc.	27,000	258,327
TOTAL JAPAN		10,435,192
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	3,798	57,806
Subsea 7 SA	1,925	38,481
Tenaris SA	12,817	287,111
TOTAL LUXEMBOURG		383,398
Netherlands - 2.2%
Airbus Group NV	1,877	134,610
CNH Industrial NV	1,539	16,846
Common Stocks - continued
	Shares	Value
Netherlands - continued
Heineken Holding NV	2,953	$ 194,869
ING Groep NV (Certificaten Van Aandelen) (a)	10,009	140,375
Koninklijke Ahold NV	17,033	309,503
Unilever NV (Certificaten Van Aandelen) (Bearer)	10,370	449,833
TOTAL NETHERLANDS		1,246,036
Norway - 1.7%
DNB ASA	7,993	150,155
Statoil ASA (e)	12,135	371,911
Telenor ASA (e)	7,808	185,081
Yara International ASA	5,913	270,036
TOTAL NORWAY		977,183
Portugal - 0.2%
Energias de Portugal SA	23,307	110,245
Singapore - 2.3%
ComfortDelgro Corp. Ltd.	77,000	143,036
DBS Group Holdings Ltd.	11,106	149,638
Jardine Cycle & Carriage Ltd.	5,000	173,722
Oversea-Chinese Banking Corp. Ltd.	42,000	326,477
United Overseas Bank Ltd.	15,000	269,912
Wilmar International Ltd.	94,000	240,564
TOTAL SINGAPORE		1,303,349
Spain - 2.7%
Abertis Infraestructuras SA	10,366	227,146
ACS Actividades de Construccion y Servicios SA	623	27,681
Amadeus IT Holding SA Class A	6,251	274,633
Banco Bilbao Vizcaya Argentaria SA	17,576	225,554
Banco Santander SA (Spain)	39,708	406,596
Gas Natural SDG SA	3,878	111,779
Grifols SA	2,196	118,991
Telefonica SA	8,113	136,215
TOTAL SPAIN		1,528,595
Sweden - 3.1%
H&M Hennes & Mauritz AB (B Shares)	9,802	414,227
Industrivarden AB (C Shares)	2,875	57,655
Investor AB (B Shares)	2,744	107,677
Nordea Bank AB	13,635	201,102
Securitas AB (B Shares)	19,046	219,860
Skandinaviska Enskilda Banken AB (A Shares)	8,187	111,146
Svenska Handelsbanken AB (A Shares)	778	39,539
Swedbank AB (A Shares)	4,688	124,696
Telefonaktiebolaget LM Ericsson (B Shares)	13,576	169,222
TeliaSonera AB	41,861	310,079
TOTAL SWEDEN		1,755,203

	Shares	Value
Switzerland - 7.6%
ABB Ltd. (Reg.)	1,443	$ 34,287
Actelion Ltd.	1,936	192,411
Adecco SA (Reg.)	3,160	263,774
Credit Suisse Group AG	3,550	105,430
Geberit AG (Reg.)	735	243,358
Givaudan SA	81	132,784
Nestle SA	9,373	735,893
Novartis AG	11,928	1,073,212
Roche Holding AG (participation certificate)	3,617	1,066,120
Swiss Re Ltd.	1,817	161,613
UBS AG	11,085	222,870
Zurich Insurance Group AG	348	104,419
TOTAL SWITZERLAND		4,336,171
United Kingdom - 19.0%
Admiral Group PLC	2,827	69,089
Anglo American PLC (United Kingdom)	12,498	305,773
Antofagasta PLC	14,579	192,688
AstraZeneca PLC:
(United Kingdom)	1,546	111,697
sponsored ADR	3,089	223,026
Aviva PLC	10,303	90,655
Barclays PLC	41,335	170,996
BG Group PLC	2,380	48,710
BHP Billiton PLC	16,198	507,856
BP PLC	103,493	872,400
British American Tobacco PLC (United Kingdom)	6,349	384,438
British Sky Broadcasting Group PLC	22,312	330,049
BT Group PLC	61,394	408,895
Capita Group PLC	13,675	253,747
Diageo PLC	2,344	75,473
easyJet PLC	6,526	167,365
GlaxoSmithKline PLC	1,351	36,256
GlaxoSmithKline PLC sponsored ADR (e)	10,309	556,067
HSBC Holdings PLC:
(United Kingdom)	36,744	387,590
sponsored ADR (e)	8,796	463,725
Imperial Tobacco Group PLC	8,937	403,267
ITV PLC	105,013	320,538
J Sainsbury PLC	42,317	245,495
Kingfisher PLC	8,280	54,405
Legal & General Group PLC	5,299	20,447
Lloyds Banking Group PLC (a)	215,287	280,623
London Stock Exchange Group PLC	981	32,196
Marks & Spencer Group PLC	33,880	255,099
Next PLC	2,442	271,794
Old Mutual PLC	28,487	96,455
Persimmon PLC	10,745	240,984
Prudential PLC	6,825	158,762
Reckitt Benckiser Group PLC	963	82,323
Rexam PLC	1,308	11,653
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rio Tinto PLC	9,713	$ 498,128
Royal Dutch Shell PLC:
Class A (United Kingdom)	13,395	526,734
Class B (United Kingdom)	12,609	515,426
Royal Mail PLC	2,743	23,541
Standard Chartered PLC (United Kingdom)	11,459	257,862
Standard Life PLC	3	20
Tesco PLC	76,821	391,113
Unilever PLC	4,289	192,842
Vodafone Group PLC	85,096	298,351
TOTAL UNITED KINGDOM		10,834,553
TOTAL COMMON STOCKS (Cost $47,153,713)		52,170,456
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.2%
Henkel AG & Co. KGaA	2,375	274,312
Volkswagen AG	1,493	396,861
TOTAL GERMANY		671,173
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	78,802	75,326
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	662,764	1,112
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $636,475)		747,611
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.04% 6/26/14 (f) (Cost $49,998)	$ 50,000	49,999
Money Market Funds - 9.8%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,900,193	$ 2,900,193
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	2,679,625	2,679,625
TOTAL MONEY MARKET FUNDS (Cost $5,579,818)		5,579,818
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $53,420,004)		58,547,884
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(1,613,377)
NET ASSETS - 100%		$ 56,934,507
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
38 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	$ 3,721,530	$ 43,268

The face value of futures purchased as a percentage of net assets is 6.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 16,010
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,194,880	$ 5,290,011	$ 1,904,869	$ -
Consumer Staples	5,128,699	1,803,899	3,324,800	-
Energy	4,369,311	743,985	3,625,326	-
Financials	12,839,339	7,374,999	5,464,340	-
Health Care	5,972,574	2,000,125	3,972,449	-
Industrials	7,004,537	4,043,838	2,960,699	-
Information Technology	2,256,034	659,913	1,596,121	-
Materials	3,232,479	1,512,444	1,720,035	-
Telecommunication Services	3,396,094	883,415	2,512,679	-
Utilities	1,524,120	1,464,148	59,972	-
Government Obligations	49,999	-	49,999	-
Money Market Funds	5,579,818	5,579,818	-	-
Total Investments in Securities:	$ 58,547,884	$ 31,356,595	$ 27,191,289	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 43,268	$ 43,268	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,466,558
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $53,439,584. Net unrealized appreciation aggregated $5,108,300, of which $6,586,765 related to appreciated investment securities and $1,478,465 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

May 31, 2014

1.850082.107

CEI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.9%
Delphi Automotive PLC	31,689	$ 2,188,442
Gentex Corp.	36,462	1,054,481
Lear Corp.	13,927	1,226,272
		4,469,195
Hotels, Restaurants & Leisure - 1.1%
Bally Technologies, Inc. (a)(e)	8,604	507,636
Las Vegas Sands Corp.	28,167	2,155,339
McDonald's Corp.	7,047	714,777
Wynn Resorts Ltd.	9,095	1,955,152
		5,332,904
Household Durables - 0.2%
Whirlpool Corp.	7,812	1,121,413
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	2,717	849,198
Liberty Interactive Corp. (Venture Group) Series A (a)	3,678	244,219
priceline.com, Inc. (a)	3,205	4,098,009
		5,191,426
Media - 3.9%
Comcast Corp. Class A	118,557	6,188,675
DIRECTV (a)	13,096	1,079,634
Morningstar, Inc.	588	41,830
Starz - Liberty Capital Series A (a)(e)	68,846	2,106,688
The Walt Disney Co.	73,888	6,207,331
Viacom, Inc. Class B (non-vtg.)	36,848	3,144,240
		18,768,398
Multiline Retail - 0.6%
Macy's, Inc.	50,610	3,031,033
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	27,460	1,670,941
Best Buy Co., Inc.	47,123	1,303,422
Home Depot, Inc.	53,039	4,255,319
TJX Companies, Inc.	29,534	1,608,126
		8,837,808
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	19,773	1,520,741
TOTAL CONSUMER DISCRETIONARY		48,272,918
CONSUMER STAPLES - 8.7%
Beverages - 1.7%
Dr. Pepper Snapple Group, Inc.	47,261	2,726,960
Monster Beverage Corp. (a)	31,927	2,215,095
PepsiCo, Inc.	15,817	1,397,116
The Coca-Cola Co.	48,236	1,973,335
		8,312,506
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	60,221	4,716,509

	Shares	Value
Rite Aid Corp. (a)	50,820	$ 424,855
Wal-Mart Stores, Inc.	15,648	1,201,297
		6,342,661
Food Products - 2.1%
Archer Daniels Midland Co.	72,024	3,236,759
Kraft Foods Group, Inc.	14,826	881,554
Mondelez International, Inc.	53,233	2,002,625
Pilgrims Pride Corp. (a)	45,075	1,146,708
Tyson Foods, Inc. Class A	63,053	2,677,230
		9,944,876
Household Products - 1.8%
Church & Dwight Co., Inc.	5,406	374,257
Kimberly-Clark Corp.	14,790	1,661,657
Procter & Gamble Co.	81,989	6,623,891
		8,659,805
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	12,910	953,274
Tobacco - 1.6%
Altria Group, Inc.	76,227	3,167,994
Philip Morris International, Inc.	53,284	4,717,765
		7,885,759
TOTAL CONSUMER STAPLES		42,098,881
ENERGY - 12.2%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	46,609	3,286,867
Halliburton Co.	12,446	804,509
Helmerich & Payne, Inc.	1,158	127,322
Schlumberger Ltd.	59,803	6,221,904
		10,440,602
Oil, Gas & Consumable Fuels - 10.0%
Chesapeake Energy Corp.	10,562	303,341
Chevron Corp.	65,399	8,030,343
ConocoPhillips Co.	65,613	5,245,103
EOG Resources, Inc.	38,393	4,061,979
Exxon Mobil Corp.	130,912	13,160,583
Marathon Oil Corp.	18,555	680,226
Marathon Petroleum Corp.	33,989	3,038,277
Occidental Petroleum Corp.	46,170	4,602,687
Phillips 66 Co.	46,032	3,903,053
SM Energy Co.	30,411	2,305,458
Valero Energy Corp.	58,317	3,268,668
		48,599,718
TOTAL ENERGY		59,040,320
FINANCIALS - 14.2%
Banks - 5.2%
Bank of America Corp.	241,734	3,659,853
Citigroup, Inc.	36,863	1,753,573
Fulton Financial Corp.	10,417	124,483
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.	126,285	$ 7,017,657
KeyCorp	169,263	2,317,210
PNC Financial Services Group, Inc.	7,549	643,703
Regions Financial Corp.	59,650	607,834
Wells Fargo & Co.	177,055	8,990,853
		25,115,166
Capital Markets - 3.5%
Artisan Partners Asset Management, Inc.	3,855	221,740
Goldman Sachs Group, Inc.	25,814	4,125,335
Lazard Ltd. Class A	47,827	2,415,264
Morgan Stanley	90,222	2,784,251
SEI Investments Co.	70,284	2,314,452
T. Rowe Price Group, Inc.	36,431	2,970,219
Waddell & Reed Financial, Inc. Class A	32,707	1,974,849
		16,806,110
Consumer Finance - 1.4%
Capital One Financial Corp.	45,876	3,619,158
Discover Financial Services	53,098	3,139,685
		6,758,843
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	31,583	4,053,362
CBOE Holdings, Inc.	33,520	1,698,794
McGraw Hill Financial, Inc.	35,348	2,890,406
		8,642,562
Insurance - 2.1%
Aspen Insurance Holdings Ltd.	19,331	888,259
CNA Financial Corp.	403	16,193
Marsh & McLennan Companies, Inc.	27,719	1,393,434
Progressive Corp.	101,752	2,546,853
The Chubb Corp.	25,283	2,342,723
The Travelers Companies, Inc.	35,158	3,285,515
		10,472,977
Real Estate Investment Trusts - 0.2%
Host Hotels & Resorts, Inc.	8,585	189,471
MFA Financial, Inc.	42,779	352,071
Rayonier, Inc.	4,901	233,288
Weyerhaeuser Co.	8,653	271,877
		1,046,707
TOTAL FINANCIALS		68,842,365
HEALTH CARE - 14.7%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	19,906	3,310,766
Amgen, Inc.	22,048	2,557,348
Biogen Idec, Inc. (a)	13,676	4,367,704

	Shares	Value
Celgene Corp. (a)	26,374	$ 4,036,013
Gilead Sciences, Inc. (a)(e)	73,344	5,956,266
		20,228,097
Health Care Equipment & Supplies - 1.7%
C.R. Bard, Inc.	18,842	2,786,920
Edwards Lifesciences Corp. (a)	17,504	1,421,325
Medtronic, Inc.	63,726	3,889,198
		8,097,443
Health Care Providers & Services - 2.6%
Aetna, Inc.	39,323	3,049,499
Cardinal Health, Inc.	39,295	2,775,406
McKesson Corp.	13,488	2,557,864
UnitedHealth Group, Inc.	13,467	1,072,377
WellPoint, Inc.	31,988	3,466,220
		12,921,366
Pharmaceuticals - 6.2%
AbbVie, Inc.	89,750	4,876,118
Bristol-Myers Squibb Co.	4,247	211,246
Eli Lilly & Co.	63,565	3,805,001
Forest Laboratories, Inc. (a)	5,782	548,018
Johnson & Johnson	102,622	10,412,028
Merck & Co., Inc.	41,853	2,421,615
Pfizer, Inc.	258,346	7,654,792
		29,928,818
TOTAL HEALTH CARE		71,175,724
INDUSTRIALS - 10.2%
Aerospace & Defense - 4.4%
Exelis, Inc.	5,997	102,429
General Dynamics Corp.	27,973	3,304,171
Honeywell International, Inc.	3,971	369,899
L-3 Communications Holdings, Inc.	21,584	2,615,333
Lockheed Martin Corp.	21,567	3,529,440
Northrop Grumman Corp.	25,386	3,085,668
Raytheon Co.	32,706	3,191,124
The Boeing Co.	36,709	4,964,892
United Technologies Corp.	3,786	440,009
		21,602,965
Airlines - 1.8%
Copa Holdings SA Class A	15,568	2,225,134
Delta Air Lines, Inc.	87,124	3,477,119
Southwest Airlines Co.	118,490	3,134,061
		8,836,314
Commercial Services & Supplies - 0.0%
UniFirst Corp.	1,069	105,778
Electrical Equipment - 0.1%
AMETEK, Inc.	4,873	258,659
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 2.4%
3M Co.	30,325	$ 4,322,829
General Electric Co.	273,022	7,314,259
		11,637,088
Machinery - 0.5%
Allison Transmission Holdings, Inc.	36,543	1,131,737
Graco, Inc.	6,665	486,412
Toro Co.	3,185	205,687
WABCO Holdings, Inc. (a)	4,591	490,181
		2,314,017
Road & Rail - 1.0%
Union Pacific Corp.	24,012	4,784,871
TOTAL INDUSTRIALS		49,539,692
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 3.0%
Cisco Systems, Inc.	242,124	5,961,093
Juniper Networks, Inc. (a)	106,433	2,603,351
QUALCOMM, Inc.	75,653	6,086,284
		14,650,728
Electronic Equipment & Components - 0.1%
Zebra Technologies Corp. Class A (a)	5,523	410,359
Internet Software & Services - 2.3%
Facebook, Inc. Class A (a)	20,082	1,271,191
Google, Inc.:
Class A (a)	7,876	4,502,315
Class C (a)	9,192	5,156,528
		10,930,034
IT Services - 2.8%
Amdocs Ltd.	51,013	2,454,746
DST Systems, Inc.	22,986	2,095,174
IBM Corp.	14,958	2,757,657
MasterCard, Inc. Class A	58,799	4,495,184
Paychex, Inc.	26,865	1,104,420
Visa, Inc. Class A	3,945	847,504
		13,754,685
Semiconductors & Semiconductor Equipment - 1.4%
Avago Technologies Ltd.	10,937	772,918
Intel Corp.	196,638	5,372,150
Marvell Technology Group Ltd.	48,553	755,970
		6,901,038
Software - 3.8%
Activision Blizzard, Inc.	39,092	812,332
Manhattan Associates, Inc. (a)	5,310	172,363
Microsoft Corp.	260,666	10,671,666
Oracle Corp.	135,770	5,705,055
Synopsys, Inc. (a)	22,467	864,755
		18,226,171

	Shares	Value
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	28,857	$ 18,266,481
Hewlett-Packard Co.	125,334	4,198,689
NetApp, Inc.	73,749	2,729,450
Western Digital Corp.	18,348	1,611,872
		26,806,492
TOTAL INFORMATION TECHNOLOGY		91,679,507
MATERIALS - 4.1%
Chemicals - 4.0%
Eastman Chemical Co.	16,795	1,482,327
International Flavors & Fragrances, Inc.	26,024	2,583,142
LyondellBasell Industries NV Class A	36,765	3,660,691
PPG Industries, Inc.	14,245	2,871,934
Sigma Aldrich Corp.	21,064	2,075,436
The Dow Chemical Co.	81,057	4,224,691
The Scotts Miracle-Gro Co. Class A	1,863	111,687
Westlake Chemical Corp.	33,030	2,670,476
		19,680,384
Containers & Packaging - 0.1%
Ball Corp.	817	49,314
Graphic Packaging Holding Co. (a)	24,541	269,706
		319,020
TOTAL MATERIALS		19,999,404
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	212,520	7,538,084
Verizon Communications, Inc.	164,351	8,210,976
		15,749,060
UTILITIES - 2.5%
Electric Utilities - 1.2%
Cleco Corp.	1,363	70,917
Duke Energy Corp.	16,030	1,139,412
Edison International	16,647	917,916
Entergy Corp.	36,522	2,754,489
Northeast Utilities	15,953	724,266
		5,607,000
Multi-Utilities - 1.2%
Ameren Corp.	25,478	1,002,559
DTE Energy Co.	26,662	2,029,511
Public Service Enterprise Group, Inc.	76,348	2,974,518
		6,006,588
Water Utilities - 0.1%
American Water Works Co., Inc.	10,310	501,169
TOTAL UTILITIES		12,114,757
TOTAL COMMON STOCKS (Cost $423,916,226)		478,512,628
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 7/24/14 (f) (Cost $499,938)	$ 500,000	$ 499,980
Money Market Funds - 2.8%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	6,353,813	6,353,813
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	7,377,175	7,377,175
TOTAL MONEY MARKET FUNDS (Cost $13,730,988)		13,730,988
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $438,147,152)		492,743,596
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(7,381,554)
NET ASSETS - 100%		$ 485,362,042
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
24 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 2,305,800	$ 90,063
10 CME S&P 500 Index Contracts (United States)	June 2014	4,803,750	79,910
TOTAL EQUITY INDEX CONTRACTS		$ 7,109,550	$ 169,973

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $423,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 3,134
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,272,918	$ 48,272,918	$ -	$ -
Consumer Staples	42,098,881	42,098,881	-	-
Energy	59,040,320	59,040,320	-	-
Financials	68,842,365	68,842,365	-	-
Health Care	71,175,724	71,175,724	-	-
Industrials	49,539,692	49,539,692	-	-
Information Technology	91,679,507	91,679,507	-	-
Materials	19,999,404	19,999,404	-	-
Telecommunication Services	15,749,060	15,749,060	-	-
Utilities	12,114,757	12,114,757	-	-
U.S. Government and Government Agency Obligations	499,980	-	499,980	-
Money Market Funds	13,730,988	13,730,988	-	-
Total Investments in Securities:	$ 492,743,596	$ 492,243,616	$ 499,980	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 169,973	$ 169,973	$ -	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $439,452,693. Net unrealized appreciation aggregated $53,290,903, of which $58,112,931 related to appreciated investment securities and $4,822,028 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

May 31, 2014

1.850083.107

GEI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 1.5%
Delphi Automotive PLC	19,391	$ 1,339,142
Gentex Corp.	43,711	1,264,122
Lear Corp.	14,859	1,308,335
		3,911,599
Diversified Consumer Services - 0.1%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	14,918	399,802
Hotels, Restaurants & Leisure - 1.7%
Bally Technologies, Inc. (a)(e)	1,741	102,719
Las Vegas Sands Corp.	25,298	1,935,803
McDonald's Corp.	13,473	1,366,566
Starbucks Corp.	1,966	143,990
Wynn Resorts Ltd.	3,432	737,777
		4,286,855
Household Durables - 0.4%
Whirlpool Corp.	7,144	1,025,521
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	5,313	1,660,578
Liberty Interactive Corp. (Venture Group) Series A (a)	3,678	244,219
priceline.com, Inc. (a)	2,298	2,938,292
		4,843,089
Leisure Products - 0.6%
Polaris Industries, Inc.	11,206	1,444,678
Media - 5.2%
Comcast Corp. Class A	85,370	4,456,314
DIRECTV (a)	9,791	807,170
Morningstar, Inc.	13,615	968,571
Omnicom Group, Inc.	11,942	849,673
Starz - Liberty Capital Series A (a)(e)	40,071	1,226,173
The Walt Disney Co.	25,353	2,129,906
Time Warner Cable, Inc.	5,271	744,054
Twenty-First Century Fox, Inc. Class A	1,770	62,676
Viacom, Inc. Class B (non-vtg.)	25,400	2,167,382
		13,411,919
Multiline Retail - 0.4%
Dillard's, Inc. Class A	5,406	609,527
Macy's, Inc.	6,836	409,408
		1,018,935
Specialty Retail - 4.2%
Bed Bath & Beyond, Inc. (a)	15,148	921,756
Best Buy Co., Inc.	48,765	1,348,840
Gap, Inc.	17,688	729,276
Home Depot, Inc.	48,054	3,855,372
Lowe's Companies, Inc.	2,506	117,982
O'Reilly Automotive, Inc. (a)	8,326	1,231,832
PetSmart, Inc.	15,005	862,337
TJX Companies, Inc.	31,759	1,729,278
		10,796,673

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	329	$ 13,394
Hanesbrands, Inc.	18,729	1,588,781
NIKE, Inc. Class B	6,242	480,072
		2,082,247
TOTAL CONSUMER DISCRETIONARY		43,221,318
CONSUMER STAPLES - 10.1%
Beverages - 3.6%
Dr. Pepper Snapple Group, Inc.	28,172	1,625,524
Monster Beverage Corp. (a)	21,460	1,488,895
PepsiCo, Inc.	38,841	3,430,826
The Coca-Cola Co.	69,700	2,851,427
		9,396,672
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	429	49,773
CVS Caremark Corp.	19,940	1,561,701
Rite Aid Corp. (a)	165,841	1,386,431
Wal-Mart Stores, Inc.	11,499	882,778
Walgreen Co.	704	50,625
		3,931,308
Food Products - 2.3%
Archer Daniels Midland Co.	30,125	1,353,818
General Mills, Inc.	23,865	1,310,904
Hormel Foods Corp.	10,633	523,250
Pilgrims Pride Corp. (a)	51,524	1,310,771
Tyson Foods, Inc. Class A	30,417	1,291,506
		5,790,249
Household Products - 0.7%
Colgate-Palmolive Co.	5,298	362,383
Kimberly-Clark Corp.	13,838	1,554,699
		1,917,082
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	777	57,374
Tobacco - 2.0%
Altria Group, Inc.	20,402	847,907
Philip Morris International, Inc.	47,148	4,174,484
		5,022,391
TOTAL CONSUMER STAPLES		26,115,076
ENERGY - 6.5%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	19,565	1,379,724
Dril-Quip, Inc. (a)	10,923	1,116,549
FMC Technologies, Inc. (a)	11,214	651,085
Halliburton Co.	2,509	162,182
Helmerich & Payne, Inc.	11,739	1,290,703
Oceaneering International, Inc.	465	33,503
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
RPC, Inc.	13,320	$ 294,239
Schlumberger Ltd.	46,242	4,811,018
		9,739,003
Oil, Gas & Consumable Fuels - 2.7%
EOG Resources, Inc.	25,600	2,708,480
Kosmos Energy Ltd. (a)	41,294	432,761
Marathon Petroleum Corp.	9,928	887,464
Phillips 66 Co.	15,795	1,339,258
SM Energy Co.	17,772	1,347,295
Southwestern Energy Co. (a)	7,586	344,935
		7,060,193
TOTAL ENERGY		16,799,196
FINANCIALS - 6.5%
Banks - 0.5%
Wells Fargo & Co.	24,495	1,243,856
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	5,187	828,934
Lazard Ltd. Class A	29,917	1,510,809
SEI Investments Co.	41,193	1,356,485
T. Rowe Price Group, Inc.	14,460	1,178,924
Waddell & Reed Financial, Inc. Class A	20,186	1,218,831
		6,093,983
Consumer Finance - 1.0%
American Express Co.	24,257	2,219,516
Discover Financial Services	6,257	369,976
		2,589,492
Diversified Financial Services - 1.1%
CBOE Holdings, Inc.	25,527	1,293,708
McGraw Hill Financial, Inc.	18,909	1,546,189
		2,839,897
Insurance - 1.4%
Allied World Assurance Co. Holdings Ltd.	9,867	370,013
American Financial Group, Inc.	2,969	173,330
Erie Indemnity Co. Class A	1,409	106,704
Progressive Corp.	62,372	1,561,171
The Travelers Companies, Inc.	16,127	1,507,068
		3,718,286
Real Estate Investment Trusts - 0.1%
Public Storage	1,115	192,204
TOTAL FINANCIALS		16,677,718
HEALTH CARE - 13.9%
Biotechnology - 6.2%
Alexion Pharmaceuticals, Inc. (a)	10,646	1,770,643
Amgen, Inc.	22,183	2,573,006

	Shares	Value
Biogen Idec, Inc. (a)	9,817	$ 3,135,255
Celgene Corp. (a)	18,802	2,877,270
Gilead Sciences, Inc. (a)(e)	55,071	4,472,316
United Therapeutics Corp. (a)(e)	12,342	1,181,623
		16,010,113
Health Care Equipment & Supplies - 1.3%
C.R. Bard, Inc.	10,946	1,619,023
Edwards Lifesciences Corp. (a)	18,455	1,498,546
Medtronic, Inc.	6,075	370,757
		3,488,326
Health Care Providers & Services - 2.5%
Aetna, Inc.	14,850	1,151,618
Cardinal Health, Inc.	16,778	1,185,030
Express Scripts Holding Co. (a)	33,595	2,401,035
McKesson Corp.	1,197	226,999
UnitedHealth Group, Inc.	431	34,321
WellPoint, Inc.	12,629	1,368,478
		6,367,481
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. (a)	1,561	83,638
Pharmaceuticals - 3.9%
AbbVie, Inc.	64,348	3,496,027
Allergan, Inc.	7,391	1,237,697
Bristol-Myers Squibb Co.	13,568	674,872
Eli Lilly & Co.	27,088	1,621,488
Johnson & Johnson	21,890	2,220,959
Pfizer, Inc.	24,039	712,276
		9,963,319
TOTAL HEALTH CARE		35,912,877
INDUSTRIALS - 11.3%
Aerospace & Defense - 4.5%
Hexcel Corp. (a)	15,855	650,848
Honeywell International, Inc.	10,363	965,313
Lockheed Martin Corp.	14,068	2,302,228
Northrop Grumman Corp.	10,566	1,284,297
Raytheon Co.	13,012	1,269,581
The Boeing Co.	28,578	3,865,175
United Technologies Corp.	11,422	1,327,465
		11,664,907
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	6,241	648,315
Airlines - 1.6%
Alaska Air Group, Inc.	13,181	1,297,801
Copa Holdings SA Class A	9,870	1,410,719
Southwest Airlines Co.	54,618	1,444,646
		4,153,166
Building Products - 0.1%
A.O. Smith Corp.	4,253	210,013
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
UniFirst Corp.	1,114	$ 110,230
Electrical Equipment - 0.8%
Emerson Electric Co.	18,970	1,265,868
Rockwell Automation, Inc.	7,578	917,544
		2,183,412
Industrial Conglomerates - 1.3%
3M Co.	23,067	3,288,201
Machinery - 1.3%
Allison Transmission Holdings, Inc.	40,297	1,247,998
Graco, Inc.	4,192	305,932
Snap-On, Inc.	5,222	612,384
Toro Co.	15,554	1,004,477
WABCO Holdings, Inc. (a)	789	84,242
		3,255,033
Road & Rail - 1.4%
Union Pacific Corp.	18,101	3,606,986
TOTAL INDUSTRIALS		29,120,263
INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 3.3%
Cisco Systems, Inc.	54,965	1,353,238
Harris Corp.	17,214	1,329,782
Juniper Networks, Inc. (a)	49,048	1,199,714
QUALCOMM, Inc.	59,036	4,749,446
		8,632,180
Electronic Equipment & Components - 0.3%
Dolby Laboratories, Inc. Class A (a)(e)	13,131	545,462
Zebra Technologies Corp. Class A (a)	3,751	278,699
		824,161
Internet Software & Services - 4.3%
eBay, Inc. (a)	10,266	520,794
Facebook, Inc. Class A (a)	64,013	4,052,023
Google, Inc.:
Class A (a)	6,880	3,932,952
Class C (a)	4,614	2,588,362
		11,094,131
IT Services - 6.5%
Accenture PLC Class A	640	52,128
Amdocs Ltd.	28,059	1,350,199
Booz Allen Hamilton Holding Corp.Class A	46,123	1,020,702
DST Systems, Inc.	13,689	1,247,752
FleetCor Technologies, Inc. (a)	6,305	797,015
Genpact Ltd. (a)	3,186	53,684
IBM Corp.	18,302	3,374,157
Jack Henry & Associates, Inc.	22,018	1,276,824
MasterCard, Inc. Class A	45,951	3,512,954

	Shares	Value
Paychex, Inc.	21,372	$ 878,603
Visa, Inc. Class A	14,290	3,069,921
		16,633,939
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	56,397	1,540,766
Micron Technology, Inc. (a)	48,588	1,389,131
Skyworks Solutions, Inc.	12,773	553,199
Texas Instruments, Inc.	2,532	118,953
		3,602,049
Software - 5.4%
Aspen Technology, Inc. (a)	12,825	551,347
Citrix Systems, Inc. (a)(e)	11,467	710,610
Microsoft Corp.	200,101	8,192,135
Oracle Corp.	82,449	3,464,507
Synopsys, Inc. (a)	26,917	1,036,035
		13,954,634
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	18,701	11,837,733
Hewlett-Packard Co.	657	22,010
NetApp, Inc.	42,959	1,589,913
SanDisk Corp.	12,181	1,177,050
		14,626,706
TOTAL INFORMATION TECHNOLOGY		69,367,800
MATERIALS - 3.9%
Chemicals - 3.7%
E.I. du Pont de Nemours & Co.	5,435	376,700
International Flavors & Fragrances, Inc.	14,920	1,480,959
LyondellBasell Industries NV Class A	23,673	2,357,121
Monsanto Co.	3,132	381,634
NewMarket Corp.	828	324,170
Sigma Aldrich Corp.	14,633	1,441,789
The Dow Chemical Co.	28,820	1,502,098
Westlake Chemical Corp.	18,380	1,486,023
		9,350,494
Containers & Packaging - 0.2%
Ball Corp.	9,419	568,531
TOTAL MATERIALS		9,919,025
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	14,611	518,252
Level 3 Communications, Inc. (a)	6,706	292,717
Verizon Communications, Inc.	130,693	6,529,422
		7,340,391
TOTAL COMMON STOCKS (Cost $196,121,257)		254,473,664
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 6/26/14 (f) (Cost $99,994)	$ 100,000	$ 99,997
Money Market Funds - 4.7%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,263,496	3,263,496
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	8,712,748	8,712,748
TOTAL MONEY MARKET FUNDS (Cost $11,976,244)		11,976,244
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $208,197,495)		266,549,905
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(8,916,806)
NET ASSETS - 100%		$ 257,633,099
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
35 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 3,362,625	$ 116,451

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 3,875
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,221,318	$ 43,221,318	$ -	$ -
Consumer Staples	26,115,076	26,115,076	-	-
Energy	16,799,196	16,799,196	-	-
Financials	16,677,718	16,677,718	-	-
Health Care	35,912,877	35,912,877	-	-
Industrials	29,120,263	29,120,263	-	-
Information Technology	69,367,800	69,367,800	-	-
Materials	9,919,025	9,919,025	-	-
Telecommunication Services	7,340,391	7,340,391	-	-
U.S. Government and Government Agency Obligations	99,997	-	99,997	-
Money Market Funds	11,976,244	11,976,244	-	-
Total Investments in Securities:	$ 266,549,905	$ 266,449,908	$ 99,997	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 116,451	$ 116,451	$ -	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $208,333,034. Net unrealized appreciation aggregated $58,216,871, of which $60,236,849 related to appreciated investment securities and $2,019,978 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

May 31, 2014

1.850084.107

VEI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 1.0%
Gentex Corp.	58,747	$ 1,698,963
Lear Corp.	14,349	1,263,429
TRW Automotive Holdings Corp. (a)	5,220	443,021
		3,405,413
Diversified Consumer Services - 0.1%
DeVry, Inc.	6,896	291,218
Household Durables - 0.2%
Whirlpool Corp.	4,680	671,814
Media - 3.3%
Comcast Corp. Class A	39,464	2,060,021
News Corp. Class A (a)	59,377	1,012,972
Starz - Liberty Capital Series A (a)(e)	32,110	982,566
The Walt Disney Co.	67,858	5,700,751
Time Warner, Inc.	7,275	508,013
Viacom, Inc. Class B (non-vtg.)	9,368	799,371
		11,063,694
Multiline Retail - 0.5%
Dillard's, Inc. Class A	14,983	1,689,333
Specialty Retail - 0.6%
Bed Bath & Beyond, Inc. (a)	3,493	212,549
Best Buy Co., Inc.	67,878	1,877,505
		2,090,054
TOTAL CONSUMER DISCRETIONARY		19,211,526
CONSUMER STAPLES - 5.7%
Beverages - 0.7%
Dr. Pepper Snapple Group, Inc.	6,394	368,934
Molson Coors Brewing Co. Class B	30,348	1,994,774
		2,363,708
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	29,833	2,336,521
Food Products - 2.6%
Archer Daniels Midland Co.	57,941	2,603,869
Mondelez International, Inc.	67,904	2,554,548
Pilgrims Pride Corp. (a)	71,255	1,812,727
Tyson Foods, Inc. Class A	43,591	1,850,874
		8,822,018
Household Products - 1.7%
Procter & Gamble Co.	73,156	5,910,273
TOTAL CONSUMER STAPLES		19,432,520
ENERGY - 16.5%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	38,644	2,725,175
Exterran Holdings, Inc.	19,827	827,579
Halliburton Co.	4,624	298,895
Helmerich & Payne, Inc.	18,069	1,986,687

	Shares	Value
National Oilwell Varco, Inc.	34,626	$ 2,834,831
RPC, Inc.	6,244	137,930
Schlumberger Ltd.	15,801	1,643,936
		10,455,033
Oil, Gas & Consumable Fuels - 13.4%
Anadarko Petroleum Corp.	313	32,195
Chesapeake Energy Corp.	77,826	2,235,163
Chevron Corp.	52,841	6,488,346
ConocoPhillips Co.	62,458	4,992,893
Devon Energy Corp.	14,764	1,091,060
EOG Resources, Inc.	17,884	1,892,127
Exxon Mobil Corp.	137,680	13,840,970
Marathon Oil Corp.	69,741	2,556,705
Marathon Petroleum Corp.	3,902	348,800
Occidental Petroleum Corp.	44,480	4,434,211
Phillips 66 Co.	39,991	3,390,837
SM Energy Co.	21,724	1,646,896
Valero Energy Corp.	48,877	2,739,556
		45,689,759
TOTAL ENERGY		56,144,792
FINANCIALS - 27.4%
Banks - 10.7%
Bank of America Corp.	464,790	7,036,921
Citigroup, Inc.	110,857	5,273,467
Fifth Third Bancorp	50,162	1,037,852
Fulton Financial Corp.	28,915	345,534
JPMorgan Chase & Co.	99,542	5,531,549
KeyCorp	148,794	2,036,990
PNC Financial Services Group, Inc.	12,309	1,049,588
Regions Financial Corp.	190,113	1,937,251
SunTrust Banks, Inc.	21,340	817,749
U.S. Bancorp	24,102	1,016,863
Wells Fargo & Co.	197,628	10,035,550
		36,119,314
Capital Markets - 3.1%
E*TRADE Financial Corp. (a)	82,060	1,671,562
Goldman Sachs Group, Inc.	22,452	3,588,054
Morgan Stanley	91,862	2,834,861
SEI Investments Co.	42,276	1,392,149
T. Rowe Price Group, Inc.	12,188	993,688
		10,480,314
Consumer Finance - 1.5%
Capital One Financial Corp.	37,643	2,969,656
Discover Financial Services	30,588	1,808,668
Navient Corp.	25,290	399,582
		5,177,906
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	48,615	6,239,249
Voya Financial, Inc.	35,607	1,274,731
		7,513,980
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 6.8%
ACE Ltd.	23,669	$ 2,454,712
AFLAC, Inc.	29,682	1,817,429
Allied World Assurance Co. Holdings Ltd.	44,994	1,687,275
Allstate Corp.	9,220	537,157
American Financial Group, Inc.	16,845	983,411
American International Group, Inc.	77,571	4,194,264
American National Insurance Co.	3,143	359,874
Aspen Insurance Holdings Ltd.	1,558	71,590
Assured Guaranty Ltd.	38,598	942,563
CNA Financial Corp.	4,528	181,935
Endurance Specialty Holdings Ltd.	7,880	407,554
MBIA, Inc. (a)	80,153	942,599
PartnerRe Ltd.	16,531	1,774,933
Platinum Underwriters Holdings Ltd.	4,760	305,354
Progressive Corp.	69,136	1,730,474
RenaissanceRe Holdings Ltd.	6,499	677,001
Symetra Financial Corp.	8,796	183,397
The Chubb Corp.	9,865	914,091
The Travelers Companies, Inc.	27,002	2,523,337
W.R. Berkley Corp.	11,224	500,254
		23,189,204
Real Estate Investment Trusts - 3.1%
Annaly Capital Management, Inc.	112,958	1,331,775
Chimera Investment Corp.	233,891	736,757
Corrections Corp. of America	32,912	1,070,627
Extra Space Storage, Inc.	3,264	170,870
Hospitality Properties Trust (SBI)	8,227	238,665
Host Hotels & Resorts, Inc.	101,300	2,235,691
MFA Financial, Inc.	188,834	1,554,104
Public Storage	2,322	400,266
Rayonier, Inc.	15,299	728,232
Simon Property Group, Inc.	2,269	377,698
UDR, Inc.	711	19,567
Washington Prime Group, Inc. (a)	1,134	22,555
Weyerhaeuser Co.	52,114	1,637,422
		10,524,229
TOTAL FINANCIALS		93,004,947
HEALTH CARE - 11.9%
Biotechnology - 0.4%
United Therapeutics Corp. (a)(e)	13,608	1,302,830
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	12,182	487,402
C.R. Bard, Inc.	10,462	1,547,434
Edwards Lifesciences Corp. (a)	17,504	1,421,325
Medtronic, Inc.	14,167	864,612
		4,320,773

	Shares	Value
Health Care Providers & Services - 2.5%
Aetna, Inc.	30,463	$ 2,362,406
Cardinal Health, Inc.	9,245	652,974
Express Scripts Holding Co. (a)	16,087	1,149,738
UnitedHealth Group, Inc.	21,861	1,740,791
WellPoint, Inc.	24,897	2,697,839
		8,603,748
Pharmaceuticals - 7.7%
AbbVie, Inc.	31,999	1,738,506
Eli Lilly & Co.	29,908	1,790,293
Johnson & Johnson	96,581	9,799,108
Merck & Co., Inc.	74,061	4,285,169
Pfizer, Inc.	284,144	8,419,187
		26,032,263
TOTAL HEALTH CARE		40,259,614
INDUSTRIALS - 9.7%
Aerospace & Defense - 3.0%
General Dynamics Corp.	5,076	599,577
Huntington Ingalls Industries, Inc.	16,865	1,683,633
L-3 Communications Holdings, Inc.	10,807	1,309,484
Northrop Grumman Corp.	21,329	2,592,540
Raytheon Co.	27,266	2,660,344
The Boeing Co.	10,704	1,447,716
		10,293,294
Airlines - 1.8%
Alaska Air Group, Inc.	11,687	1,150,702
Copa Holdings SA Class A	10,128	1,447,595
Delta Air Lines, Inc.	27,269	1,088,306
Southwest Airlines Co.	90,188	2,385,473
		6,072,076
Commercial Services & Supplies - 0.2%
UniFirst Corp.	6,409	634,171
Industrial Conglomerates - 2.9%
3M Co.	14,726	2,099,191
General Electric Co.	291,767	7,816,438
		9,915,629
Machinery - 1.4%
AGCO Corp.	12,296	663,492
Allison Transmission Holdings, Inc.	36,668	1,135,608
Caterpillar, Inc.	15,182	1,552,056
IDEX Corp.	1,702	130,509
Trinity Industries, Inc. (e)	14,198	1,228,553
		4,710,218
Road & Rail - 0.4%
Union Pacific Corp.	7,037	1,402,263
TOTAL INDUSTRIALS		33,027,651
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 3.3%
Brocade Communications Systems, Inc.	171,568	$ 1,564,700
Cisco Systems, Inc.	245,761	6,050,636
Juniper Networks, Inc. (a)	79,154	1,936,107
QUALCOMM, Inc.	19,787	1,591,864
		11,143,307
Electronic Equipment & Components - 0.2%
Dolby Laboratories, Inc. Class A (a)(e)	14,314	594,604
IT Services - 0.5%
Amdocs Ltd.	23,516	1,131,590
DST Systems, Inc.	5,694	519,008
		1,650,598
Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	147,975	4,042,677
Marvell Technology Group Ltd.	68,748	1,070,406
Micron Technology, Inc. (a)	93,325	2,668,162
Skyworks Solutions, Inc.	2,163	93,680
Texas Instruments, Inc.	8,363	392,894
		8,267,819
Software - 1.0%
Activision Blizzard, Inc.	52,427	1,089,433
Citrix Systems, Inc. (a)	5,925	367,172
Microsoft Corp.	2,942	120,445
Symantec Corp.	77,381	1,701,608
Synopsys, Inc. (a)	6,686	257,344
		3,536,002
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	9,829	6,221,757
Hewlett-Packard Co.	115,755	3,877,793
NetApp, Inc.	10,330	382,313
SanDisk Corp.	5,798	560,261
		11,042,124
TOTAL INFORMATION TECHNOLOGY		36,234,454
MATERIALS - 2.1%
Chemicals - 2.1%
LyondellBasell Industries NV Class A	11,686	1,163,575
Sigma Aldrich Corp.	4,573	450,578
The Dow Chemical Co.	66,884	3,485,994
Westlake Chemical Corp.	22,904	1,851,788
		6,951,935
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	230,426	8,173,210

	Shares	Value
CenturyLink, Inc.	63,256	$ 2,382,854
Verizon Communications, Inc.	33,906	1,693,944
		12,250,008
UTILITIES - 4.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	3,518	187,685
Duke Energy Corp.	12,321	875,777
Edison International	19,710	1,086,809
Entergy Corp.	27,421	2,068,092
Exelon Corp.	10,136	373,309
		4,591,672
Gas Utilities - 0.7%
AGL Resources, Inc.	34,181	1,824,582
UGI Corp.	10,523	512,154
		2,336,736
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	9,572	341,146
Multi-Utilities - 1.8%
Alliant Energy Corp.	3,686	214,894
Ameren Corp.	30,487	1,199,663
CMS Energy Corp.	507	15,083
DTE Energy Co.	11,985	912,298
Public Service Enterprise Group, Inc.	60,934	2,373,989
Wisconsin Energy Corp.	32,825	1,494,194
		6,210,121
Water Utilities - 0.2%
American Water Works Co., Inc.	14,710	715,053
TOTAL UTILITIES		14,194,728
TOTAL COMMON STOCKS (Cost $287,532,586)		330,712,175
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 7/24/14 (f) (Cost $199,975)	$ 200,000	199,992
Money Market Funds - 6.0%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	16,928,245	$ 16,928,245
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	3,335,146	3,335,146
TOTAL MONEY MARKET FUNDS (Cost $20,263,391)		20,263,391
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $307,995,952)		351,175,558
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(11,905,834)
NET ASSETS - 100%		$ 339,269,724
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
112 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 10,760,400	$ 154,917

The face value of futures purchased as a percentage of net assets is 3.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,992.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 1,252
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,211,526	$ 19,211,526	$ -	$ -
Consumer Staples	19,432,520	19,432,520	-	-
Energy	56,144,792	56,144,792	-	-
Financials	93,004,947	93,004,947	-	-
Health Care	40,259,614	40,259,614	-	-
Industrials	33,027,651	33,027,651	-	-
Information Technology	36,234,454	36,234,454	-	-
Materials	6,951,935	6,951,935	-	-
Telecommunication Services	12,250,008	12,250,008	-	-
Utilities	14,194,728	14,194,728	-	-
U.S. Government and Government Agency Obligations	199,992	-	199,992	-
Money Market Funds	20,263,391	20,263,391	-	-
Total Investments in Securities:	$ 351,175,558	$ 350,975,566	$ 199,992	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 154,917	$ 154,917	$ -	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $308,235,662. Net unrealized appreciation aggregated $42,939,896, of which $44,299,090 related to appreciated investment securities and $1,359,194 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap
Enhanced Index Fund

May 31, 2014

1.870938.106

MCE-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 3.2%
BorgWarner, Inc.	28,882	$ 1,816,389
Delphi Automotive PLC	35,791	2,471,726
Gentex Corp.	55,426	1,602,920
Lear Corp.	19,546	1,721,025
TRW Automotive Holdings Corp. (a)	21,144	1,794,491
		9,406,551
Automobiles - 0.1%
Thor Industries, Inc.	4,106	246,360
Diversified Consumer Services - 0.7%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	43,647	1,169,740
DeVry, Inc.	20,000	844,600
		2,014,340
Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc. (a)(e)	20,296	1,197,464
Chipotle Mexican Grill, Inc. (a)	1,264	691,522
MGM Mirage, Inc. (a)	24,797	638,523
Wyndham Worldwide Corp.	23,743	1,755,320
Wynn Resorts Ltd.	9,405	2,021,793
		6,304,622
Household Durables - 0.6%
Whirlpool Corp.	12,819	1,840,167
Internet & Catalog Retail - 0.3%
Liberty Interactive Corp. (Venture Group) Series A (a)	11,926	791,886
Leisure Products - 0.6%
Polaris Industries, Inc.	14,118	1,820,093
Media - 1.3%
Morningstar, Inc.	14,603	1,038,857
Starz - Liberty Capital Series A (a)	47,467	1,452,490
Viacom, Inc. Class B (non-vtg.)	15,083	1,287,032
		3,778,379
Multiline Retail - 1.2%
Dillard's, Inc. Class A	11,326	1,277,007
Macy's, Inc.	40,352	2,416,681
		3,693,688
Specialty Retail - 2.9%
Bed Bath & Beyond, Inc. (a)	32,482	1,976,530
Best Buy Co., Inc.	66,380	1,836,071
Gap, Inc.	44,300	1,826,489
GNC Holdings, Inc.	27,299	1,007,879
O'Reilly Automotive, Inc. (a)	13,536	2,002,651
		8,649,620
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	14,708	598,763
Fossil Group, Inc. (a)	13,122	1,374,661

	Shares	Value
Hanesbrands, Inc.	21,769	$ 1,846,664
VF Corp.	13,985	881,335
		4,701,423
TOTAL CONSUMER DISCRETIONARY		43,247,129
CONSUMER STAPLES - 6.7%
Beverages - 1.5%
Dr. Pepper Snapple Group, Inc.	33,937	1,958,165
Molson Coors Brewing Co. Class B	12,018	789,943
Monster Beverage Corp. (a)	26,269	1,822,543
		4,570,651
Food Products - 4.0%
Archer Daniels Midland Co.	31,670	1,423,250
Hormel Foods Corp.	33,787	1,662,658
Mead Johnson Nutrition Co. Class A	24,749	2,214,293
Pilgrims Pride Corp. (a)	55,980	1,424,131
The Hershey Co.	18,536	1,804,294
Tyson Foods, Inc. Class A	45,412	1,928,194
WhiteWave Foods Co. (a)	47,718	1,502,640
		11,959,460
Household Products - 0.7%
Church & Dwight Co., Inc.	12,412	859,283
Energizer Holdings, Inc.	9,172	1,063,952
		1,923,235
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	18,951	1,399,342
TOTAL CONSUMER STAPLES		19,852,688
ENERGY - 7.8%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	20,621	1,454,193
Dril-Quip, Inc. (a)	14,160	1,447,435
Helmerich & Payne, Inc.	17,678	1,943,696
National Oilwell Varco, Inc.	10,248	839,004
Oceaneering International, Inc.	22,247	1,602,896
Patterson-UTI Energy, Inc.	50,349	1,666,048
RPC, Inc.	66,314	1,464,876
Unit Corp. (a)	13,860	880,387
		11,298,535
Oil, Gas & Consumable Fuels - 4.0%
Cabot Oil & Gas Corp.	12,966	469,888
Chesapeake Energy Corp.	78,744	2,261,528
Cimarex Energy Co.	10,703	1,382,078
Marathon Oil Corp.	9,031	331,076
Marathon Petroleum Corp.	15,149	1,354,169
Phillips 66 Co.	8,644	732,925
SM Energy Co.	22,028	1,669,943
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	49,012	$ 2,228,576
Valero Energy Corp.	25,258	1,415,711
		11,845,894
TOTAL ENERGY		23,144,429
FINANCIALS - 20.0%
Banks - 1.9%
Fifth Third Bancorp	97,255	2,012,206
Fulton Financial Corp.	2,783	33,257
KeyCorp	138,097	1,890,548
Regions Financial Corp.	171,378	1,746,342
		5,682,353
Capital Markets - 4.8%
Affiliated Managers Group, Inc. (a)	9,519	1,795,283
Artisan Partners Asset Management, Inc.	17,991	1,034,842
E*TRADE Financial Corp. (a)	77,909	1,587,006
Lazard Ltd. Class A	35,227	1,778,964
LPL Financial	14,203	666,121
SEI Investments Co.	51,584	1,698,661
T. Rowe Price Group, Inc.	29,588	2,412,310
TD Ameritrade Holding Corp. (e)	53,790	1,631,989
Waddell & Reed Financial, Inc. Class A	27,799	1,678,504
		14,283,680
Consumer Finance - 1.0%
Capital One Financial Corp.	18,247	1,439,506
Discover Financial Services	13,230	782,290
Navient Corp.	36,361	574,504
		2,796,300
Diversified Financial Services - 2.6%
CBOE Holdings, Inc.	29,404	1,490,195
McGraw Hill Financial, Inc.	29,587	2,419,329
Moody's Corp.	24,665	2,109,844
MSCI, Inc. Class A (a)	12,237	528,149
The NASDAQ OMX Group, Inc.	30,524	1,156,860
		7,704,377
Insurance - 4.0%
Allied World Assurance Co. Holdings Ltd.	14,271	535,163
American International Group, Inc. warrants 1/19/21 (a)	574	14,178
Arthur J. Gallagher & Co.	34,645	1,587,780
Aspen Insurance Holdings Ltd.	3,041	139,734
Axis Capital Holdings Ltd.	26,951	1,239,476
Endurance Specialty Holdings Ltd.	7,781	402,433
Erie Indemnity Co. Class A	2,356	178,420
HCC Insurance Holdings, Inc.	18,148	852,593
MBIA, Inc. (a)	54,423	640,014

	Shares	Value
PartnerRe Ltd.	14,848	$ 1,594,230
ProAssurance Corp.	1,943	88,309
Progressive Corp.	86,509	2,165,320
The Travelers Companies, Inc.	549	51,304
Torchmark Corp.	7,676	621,219
Unum Group	48,841	1,656,198
		11,766,371
Real Estate Investment Trusts - 5.7%
Annaly Capital Management, Inc.	163,609	1,928,950
Chimera Investment Corp.	427,525	1,346,704
Corrections Corp. of America	47,523	1,545,923
Equity Lifestyle Properties, Inc.	11,906	520,768
Extra Space Storage, Inc.	33,338	1,745,244
General Growth Properties, Inc.	53,191	1,267,542
Healthcare Trust of America, Inc.	41,264	499,294
Host Hotels & Resorts, Inc.	23,950	528,577
MFA Financial, Inc.	187,366	1,542,022
Public Storage	8,046	1,386,969
Rayonier, Inc.	31,354	1,492,450
Retail Properties America, Inc.	17,779	267,396
UDR, Inc.	19,648	540,713
Weyerhaeuser Co.	74,631	2,344,906
		16,957,458
TOTAL FINANCIALS		59,190,539
HEALTH CARE - 9.6%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	17,887	2,974,966
United Therapeutics Corp. (a)(e)	16,137	1,544,956
		4,519,922
Health Care Equipment & Supplies - 2.7%
C.R. Bard, Inc.	13,842	2,047,370
CareFusion Corp. (a)	40,997	1,760,001
Edwards Lifesciences Corp. (a)	17,807	1,445,928
Hill-Rom Holdings, Inc.	14,119	560,383
St. Jude Medical, Inc.	34,084	2,212,052
		8,025,734
Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	34,696	2,450,578
Humana, Inc.	16,590	2,064,791
Quest Diagnostics, Inc.	30	1,797
VCA Antech, Inc. (a)	14,772	497,078
WellPoint, Inc.	14,178	1,536,328
		6,550,572
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	17,751	1,010,742
Charles River Laboratories International, Inc. (a)	14,470	775,303
Illumina, Inc. (a)(e)	15,602	2,469,017
		4,255,062
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.7%
Actavis PLC (a)	8,710	$ 1,842,513
Forest Laboratories, Inc. (a)	11,414	1,081,819
Jazz Pharmaceuticals PLC (a)	9,252	1,312,489
Salix Pharmaceuticals Ltd. (a)(e)	7,620	869,290
		5,106,111
TOTAL HEALTH CARE		28,457,401
INDUSTRIALS - 14.1%
Aerospace & Defense - 3.0%
Alliant Techsystems, Inc.	1,546	195,244
Exelis, Inc.	52,473	896,239
Hexcel Corp. (a)	36,683	1,505,837
Huntington Ingalls Industries, Inc.	17,174	1,714,480
L-3 Communications Holdings, Inc.	15,407	1,866,866
Northrop Grumman Corp.	11,175	1,358,321
Raytheon Co.	13,294	1,297,096
		8,834,083
Airlines - 3.4%
Alaska Air Group, Inc.	18,421	1,813,732
Copa Holdings SA Class A	12,168	1,739,172
Delta Air Lines, Inc.	78,926	3,149,937
Southwest Airlines Co.	95,015	2,513,147
Spirit Airlines, Inc. (a)	12,262	724,316
		9,940,304
Building Products - 0.6%
A.O. Smith Corp.	8,357	412,669
Lennox International, Inc.	16,201	1,375,789
		1,788,458
Commercial Services & Supplies - 0.2%
Cintas Corp. (e)	4,243	263,575
Pitney Bowes, Inc.	13,903	384,140
		647,715
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	1,755	59,582
Electrical Equipment - 1.3%
Acuity Brands, Inc.	257	32,256
AMETEK, Inc.	35,105	1,863,373
Rockwell Automation, Inc.	16,915	2,048,068
		3,943,697
Industrial Conglomerates - 0.2%
Roper Industries, Inc.	3,379	478,737
Machinery - 4.8%
AGCO Corp.	28,492	1,537,428
Allison Transmission Holdings, Inc.	47,906	1,483,649
Graco, Inc.	21,194	1,546,738
IDEX Corp.	20,893	1,602,075
Lincoln Electric Holdings, Inc.	20,395	1,339,748

	Shares	Value
Oshkosh Truck Corp.	5,983	$ 323,381
Parker Hannifin Corp.	4,235	530,349
Snap-On, Inc.	14,261	1,672,387
Toro Co.	23,589	1,523,378
Trinity Industries, Inc.	11,442	990,076
WABCO Holdings, Inc. (a)	15,570	1,662,409
		14,211,618
Marine - 0.0%
Kirby Corp. (a)	531	58,702
Professional Services - 0.6%
Manpower, Inc.	20,465	1,677,721
TOTAL INDUSTRIALS		41,640,617
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc.	180,005	1,641,646
F5 Networks, Inc. (a)(e)	6,932	752,469
Harris Corp.	22,517	1,739,438
Juniper Networks, Inc. (a)	80,364	1,965,703
		6,099,256
Electronic Equipment & Components - 0.8%
CDW Corp.	15,375	452,179
Ingram Micro, Inc. Class A (a)	14,176	393,668
Zebra Technologies Corp. Class A (a)	20,235	1,503,461
		2,349,308
IT Services - 3.1%
Amdocs Ltd.	37,461	1,802,623
Booz Allen Hamilton Holding Corp. Class A	34,302	759,103
Broadridge Financial Solutions, Inc.	3,710	152,184
DST Systems, Inc.	17,448	1,590,385
FleetCor Technologies, Inc. (a)	14,016	1,771,763
Genpact Ltd. (a)	30,403	512,291
Jack Henry & Associates, Inc.	13,482	781,821
Paychex, Inc.	45,577	1,873,670
		9,243,840
Semiconductors & Semiconductor Equipment - 3.2%
Avago Technologies Ltd.	23,864	1,686,469
Marvell Technology Group Ltd.	110,438	1,719,520
Micron Technology, Inc. (a)	105,048	3,003,322
NVIDIA Corp.	64,215	1,220,085
Skyworks Solutions, Inc.	44,844	1,942,194
		9,571,590
Software - 3.2%
Activision Blizzard, Inc.	80,207	1,666,701
Aspen Technology, Inc. (a)	32,371	1,391,629
CA Technologies, Inc.	54,031	1,550,149
Intuit, Inc.	15,777	1,250,958
Symantec Corp.	97,602	2,146,268
Synopsys, Inc. (a)	40,309	1,551,493
		9,557,198
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 2.3%
NetApp, Inc.	55,698	$ 2,061,383
SanDisk Corp.	27,160	2,624,471
Western Digital Corp.	24,833	2,181,579
		6,867,433
TOTAL INFORMATION TECHNOLOGY		43,688,625
MATERIALS - 5.2%
Chemicals - 4.1%
CF Industries Holdings, Inc.	85	20,681
Eastman Chemical Co.	22,723	2,005,532
International Flavors & Fragrances, Inc.	17,700	1,756,902
LyondellBasell Industries NV Class A	15,449	1,538,257
NewMarket Corp.	4,007	1,568,781
RPM International, Inc.	11,233	483,805
Sigma Aldrich Corp.	19,182	1,890,002
The Scotts Miracle-Gro Co. Class A	15,200	911,240
Westlake Chemical Corp.	22,340	1,806,189
		11,981,389
Containers & Packaging - 1.0%
Avery Dennison Corp.	1,431	72,552
Ball Corp.	21,352	1,288,807
Graphic Packaging Holding Co. (a)	52	571
Packaging Corp. of America	23,221	1,605,964
		2,967,894
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	5,230	376,299
TOTAL MATERIALS		15,325,582
UTILITIES - 5.1%
Electric Utilities - 0.8%
Edison International	4,795	264,396
Entergy Corp.	27,442	2,069,676
		2,334,072
Gas Utilities - 1.1%
AGL Resources, Inc.	32,891	1,755,722
National Fuel Gas Co.	908	68,100
UGI Corp.	29,007	1,411,771
		3,235,593
Multi-Utilities - 2.6%
Alliant Energy Corp.	50	2,915
Ameren Corp.	35,251	1,387,127
CMS Energy Corp.	5,879	174,900
DTE Energy Co.	26,387	2,008,578
Public Service Enterprise Group, Inc.	62,908	2,450,896
SCANA Corp.	8,068	419,536
Vectren Corp.	3,813	152,062
Wisconsin Energy Corp.	28,243	1,285,621
		7,881,635

	Shares	Value
Water Utilities - 0.6%
American Water Works Co., Inc.	36,377	$ 1,768,286
TOTAL UTILITIES		15,219,586
TOTAL COMMON STOCKS (Cost $245,615,700)		289,766,596
Money Market Funds - 6.5%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	10,836,235	10,836,235
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	8,440,875	8,440,875
TOTAL MONEY MARKET FUNDS (Cost $19,277,110)		19,277,110
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $264,892,810)		309,043,706
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(12,622,952)
NET ASSETS - 100%		$ 296,420,754
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
56 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2014	$ 7,710,080	$ 137,909

The face value of futures purchased as a percentage of net assets is 2.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 5,111
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $264,997,181. Net unrealized appreciation aggregated $44,046,525, of which $47,552,155 related to appreciated investment securities and $3,505,630 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap
Enhanced Index Fund

May 31, 2014

1.870936.106

SCE-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 2.9%
Dana Holding Corp.	127,510	$ 2,823,071
Dorman Products, Inc. (a)(e)	28,595	1,519,252
Drew Industries, Inc.	10,108	490,440
Gentherm, Inc. (a)	52,792	2,171,335
Modine Manufacturing Co. (a)	6,800	103,836
Remy International, Inc.	22,622	538,177
Standard Motor Products, Inc.	13,619	565,461
Stoneridge, Inc. (a)	28,693	275,740
Tenneco, Inc. (a)	15,113	963,454
Tower International, Inc. (a)	71,363	2,186,562
		11,637,328
Automobiles - 0.3%
Winnebago Industries, Inc. (a)	53,346	1,320,847
Distributors - 0.1%
VOXX International Corp. (a)	29,657	256,978
Diversified Consumer Services - 0.7%
K12, Inc. (a)(e)	17,507	401,961
LifeLock, Inc. (a)	187,056	2,098,768
Matthews International Corp. Class A (e)	4,433	181,753
Steiner Leisure Ltd. (a)	1,642	65,976
		2,748,458
Hotels, Restaurants & Leisure - 3.0%
Bloomin' Brands, Inc. (a)	13,852	288,676
Buffalo Wild Wings, Inc. (a)(e)	18,579	2,684,851
Fiesta Restaurant Group, Inc. (a)	8,544	344,067
Jack in the Box, Inc.	38,218	2,206,325
Krispy Kreme Doughnuts, Inc. (a)(e)	59,323	1,117,645
Marriott Vacations Worldwide Corp. (a)	43,049	2,438,726
Monarch Casino & Resort, Inc. (a)	505	8,267
Multimedia Games Holding Co., Inc. (a)	57,972	1,666,695
Papa John's International, Inc.	13,082	567,366
Ruth's Hospitality Group, Inc.	44,467	544,721
Texas Roadhouse, Inc. Class A	17,733	448,290
		12,315,629
Household Durables - 1.3%
Flexsteel Industries, Inc.	34,548	1,149,757
Helen of Troy Ltd. (a)	25,310	1,466,968
La-Z-Boy, Inc.	46,522	1,136,067
Skullcandy, Inc. (a)	171,450	1,270,445
Universal Electronics, Inc. (a)	3,153	143,398
		5,166,635
Leisure Products - 0.1%
Arctic Cat, Inc.	3,104	115,779
Smith & Wesson Holding Corp. (a)	12,545	199,215
Sturm, Ruger & Co., Inc.	619	37,524
		352,518
Media - 1.4%
A.H. Belo Corp. Class A	11,994	141,289

	Shares	Value
E.W. Scripps Co. Class A (a)	66,908	$ 1,306,044
Entravision Communication Corp. Class A	303,591	1,627,248
Global Sources Ltd. (a)(e)	58,086	470,497
Live Nation Entertainment, Inc. (a)	36,991	877,427
Meredith Corp.	19,388	871,684
Rentrak Corp. (a)	5,714	295,242
The McClatchy Co. Class A (a)	19,779	101,664
		5,691,095
Specialty Retail - 0.7%
Big 5 Sporting Goods Corp.	102,039	1,184,673
Citi Trends, Inc. (a)	4,640	93,542
Haverty Furniture Companies, Inc.	7,444	186,323
Outerwall, Inc. (a)	1,590	112,461
The Cato Corp. Class A (sub. vtg.)	14,755	425,534
The Children's Place Retail Stores, Inc.	16,729	809,349
		2,811,882
Textiles, Apparel & Luxury Goods - 0.8%
Movado Group, Inc.	11,059	423,449
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	54,573	2,428,499
Steven Madden Ltd. (a)	6,677	212,729
		3,064,677
TOTAL CONSUMER DISCRETIONARY		45,366,047
CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 1.3%
Andersons, Inc.	30,139	1,535,281
Rite Aid Corp. (a)	435,235	3,638,565
		5,173,846
Food Products - 2.7%
Cal-Maine Foods, Inc.	19,451	1,356,902
Chiquita Brands International, Inc. (a)	5,060	51,916
J&J Snack Foods Corp.	2,680	251,036
Omega Protein Corp. (a)	79,109	1,138,379
Pilgrims Pride Corp. (a)	96,300	2,449,872
Sanderson Farms, Inc. (e)	29,429	2,722,477
Seneca Foods Corp. Class A (a)	6,141	187,423
TreeHouse Foods, Inc. (a)(e)	36,453	2,732,152
		10,890,157
Household Products - 0.4%
Orchids Paper Products Co.	14,387	433,768
WD-40 Co.	13,241	955,603
		1,389,371
Personal Products - 0.5%
Nature's Sunshine Products, Inc.	1,213	17,867
Nu Skin Enterprises, Inc. Class A	24,383	1,800,441
Nutraceutical International Corp. (a)	1,722	41,001
USANA Health Sciences, Inc. (a)(e)	1,362	97,941
		1,957,250
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.3%
Vector Group Ltd.	65,695	$ 1,373,682
TOTAL CONSUMER STAPLES		20,784,306
ENERGY - 7.1%
Energy Equipment & Services - 3.1%
Basic Energy Services, Inc. (a)	10,351	281,547
Dril-Quip, Inc. (a)	18,299	1,870,524
Exterran Holdings, Inc.	60,494	2,525,020
Gulf Island Fabrication, Inc.	6,268	123,542
Helix Energy Solutions Group, Inc. (a)	20,769	485,579
Matrix Service Co. (a)	66,836	2,182,195
Pioneer Energy Services Corp. (a)	130,381	2,073,058
RigNet, Inc. (a)	12,710	602,708
Tesco Corp.	86,399	1,840,299
Willbros Group, Inc. (a)	35,339	429,722
		12,414,194
Oil, Gas & Consumable Fuels - 4.0%
Abraxas Petroleum Corp. (a)	395,229	1,984,050
Adams Resources & Energy, Inc.	445	28,137
Athlon Energy, Inc.	51,026	2,217,590
Callon Petroleum Co. (a)	39,174	413,286
Clayton Williams Energy, Inc. (a)	6,726	837,992
Contango Oil & Gas Co. (a)	1,391	59,799
CVR Energy, Inc. (e)	29,489	1,387,752
Delek U.S. Holdings, Inc.	26,912	836,156
Evolution Petroleum Corp.	8,898	99,925
Green Plains Renewable Energy, Inc.	76,061	2,222,502
Knightsbridge Tankers Ltd.	149,687	1,981,856
Panhandle Royalty Co. Class A	540	29,668
Renewable Energy Group, Inc. (a)(e)	184,972	1,829,373
Rex American Resources Corp. (a)	32,031	2,226,475
Warren Resources, Inc. (a)	17,296	79,216
		16,233,777
TOTAL ENERGY		28,647,971
FINANCIALS - 21.1%
Banks - 5.4%
Ameris Bancorp (a)	10,350	217,454
BancFirst Corp.	1,850	109,909
Banner Bank	12,077	460,979
BNC Bancorp	8,737	148,180
Central Pacific Financial Corp.	40,046	762,476
Chemical Financial Corp.	11,333	325,710
Customers Bancorp, Inc.	35,249	669,731
Eagle Bancorp, Inc., Maryland	9,624	307,679
First Bancorp, North Carolina	11,039	199,585
First Bancorp, Puerto Rico (a)	149,803	729,541
First Interstate Bancsystem, Inc.	34,754	892,135
First Merchants Corp.	37,061	735,290

	Shares	Value
First NBC Bank Holding Co.	1,467	$ 49,731
Flushing Financial Corp.	8,361	166,300
Hanmi Financial Corp.	19,348	412,306
Home Bancshares, Inc.	18,754	572,185
HomeTrust Bancshares, Inc. (a)	2,240	33,914
International Bancshares Corp.	8,656	208,610
Investors Bancorp, Inc.	25,556	276,005
MainSource Financial Group, Inc.	3,508	58,408
Merchants Bancshares, Inc.	15,387	468,534
Old National Bancorp, Indiana	48,709	659,033
Peoples Bancorp, Inc.	7,092	174,463
Pinnacle Financial Partners, Inc.	12,841	443,271
PrivateBancorp, Inc.	88,140	2,354,219
Sandy Spring Bancorp, Inc.	1,886	44,717
Simmons First National Corp. Class A	2,198	89,305
Southwest Bancorp, Inc., Oklahoma	6,302	108,394
Susquehanna Bancshares, Inc.	87,833	867,790
Talmer Bancorp, Inc. Class A	44,797	607,895
Umpqua Holdings Corp.	147,161	2,438,458
United Community Banks, Inc.	122,661	1,881,620
Univest Corp. of Pennsylvania	2,356	49,052
Washington Trust Bancorp, Inc.	9,517	325,577
WesBanco, Inc.	9,845	289,837
Wilshire Bancorp, Inc.	111,471	1,124,742
Wintrust Financial Corp.	51,537	2,245,982
Yadkin Financial Corp. (a)	9,459	178,302
		21,687,319
Capital Markets - 2.3%
BGC Partners, Inc. Class A	87,888	615,216
Evercore Partners, Inc. Class A	42,962	2,364,628
FBR & Co. (a)	10,596	276,556
GAMCO Investors, Inc. Class A	6,007	457,133
Hercules Technology Growth Capital, Inc. (e)	23,349	355,839
HFF, Inc.	45,315	1,464,581
Investment Technology Group, Inc. (a)	106,512	2,037,575
Manning & Napier, Inc. Class A	14,726	251,667
MCG Capital Corp. (e)	9,452	32,231
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,809	133,607
Piper Jaffray Companies (a)	23,849	1,050,071
Silvercrest Asset Management Group Class A	347	6,041
Westwood Holdings Group, Inc.	1,975	116,051
		9,161,196
Consumer Finance - 1.4%
Cash America International, Inc.	50,410	2,394,979
Credit Acceptance Corp. (a)	6,685	873,061
Nelnet, Inc. Class A	54,474	2,242,695
Regional Management Corp. (a)	13,456	193,632
		5,704,367
Diversified Financial Services - 0.6%
MarketAxess Holdings, Inc.	41,008	2,187,777
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Marlin Business Services Corp.	22,548	$ 469,675
Vector Capital Corp. rights (a)	8,300	0
		2,657,452
Insurance - 2.8%
Amerisafe, Inc.	6,521	251,124
Argo Group International Holdings, Ltd.	968	46,900
eHealth, Inc. (a)(e)	9,701	357,191
EMC Insurance Group	1,488	45,949
Enstar Group Ltd. (a)	664	93,558
FBL Financial Group, Inc. Class A	13,234	578,458
Hallmark Financial Services, Inc. (a)	72	705
HCI Group, Inc. (e)	2,280	88,396
Hilltop Holdings, Inc. (a)	63,251	1,312,458
Horace Mann Educators Corp.	67,590	1,974,304
Infinity Property & Casualty Corp.	436	27,908
Kansas City Life Insurance Co.	1,815	78,408
National Western Life Insurance Co. Class A	251	61,422
Navigators Group, Inc. (a)	6,471	403,208
Platinum Underwriters Holdings Ltd.	20,325	1,303,849
ProAssurance Corp.	11,717	532,538
Safety Insurance Group, Inc.	1,484	76,545
Selective Insurance Group, Inc.	49,389	1,173,977
Symetra Financial Corp.	23,011	479,779
Third Point Reinsurance Ltd.	25,281	385,535
Universal Insurance Holdings, Inc.	152,182	1,900,753
		11,172,965
Real Estate Investment Trusts - 6.4%
Agree Realty Corp.	8,558	263,929
Altisource Residential Corp. Class B	84,368	2,353,024
Apollo Commercial Real Estate Finance, Inc.	24,067	403,122
Apollo Residential Mortgage, Inc.	25,719	431,565
Aviv REIT, Inc.	3,691	102,425
Capstead Mortgage Corp. (e)	157,526	2,074,617
Chambers Street Properties	20,410	163,280
Extra Space Storage, Inc.	40,009	2,094,471
FelCor Lodging Trust, Inc.	35,953	353,778
Investors Real Estate Trust	22,106	196,301
LTC Properties, Inc.	2,968	117,948
MFA Financial, Inc.	253,471	2,086,066
National Health Investors, Inc.	21,601	1,354,815
Potlatch Corp.	6,766	271,723
PS Business Parks, Inc.	2,867	241,373
RAIT Financial Trust (e)	5,085	39,866
Resource Capital Corp.	128,269	738,829
RLJ Lodging Trust	99,296	2,751,492
Sovran Self Storage, Inc.	34,596	2,656,973
Strategic Hotel & Resorts, Inc. (a)	235,832	2,570,569

	Shares	Value
Sunstone Hotel Investors, Inc.	126,923	$ 1,864,499
The Geo Group, Inc.	77,601	2,639,210
		25,769,875
Thrifts & Mortgage Finance - 2.2%
Astoria Financial Corp.	20,000	255,600
BofI Holding, Inc. (a)(e)	5,763	442,771
Dime Community Bancshares, Inc.	10,505	158,836
Farmer Mac Class C (non-vtg.)	5,543	171,944
Home Loan Servicing Solutions Ltd. (e)	110,556	2,465,399
HomeStreet, Inc.	20,681	370,604
MGIC Investment Corp. (a)(e)	253,750	2,151,800
Radian Group, Inc.	37,037	534,074
Simplicity Bancorp, Inc.	5,626	96,205
Tree.com, Inc. (a)	15,849	401,772
Waterstone Financial, Inc. Maryland	27,537	297,400
Westfield Financial, Inc.	5,353	38,649
WSFS Financial Corp.	24,444	1,660,236
		9,045,290
TOTAL FINANCIALS		85,198,464
HEALTH CARE - 13.8%
Biotechnology - 2.1%
ACADIA Pharmaceuticals, Inc. (a)(e)	10,252	211,704
Acorda Therapeutics, Inc. (a)	4,585	150,755
Aegerion Pharmaceuticals, Inc. (a)(e)	1,126	36,989
Alnylam Pharmaceuticals, Inc. (a)(e)	11,028	653,850
Arena Pharmaceuticals, Inc. (a)(e)	22,058	135,657
Auspex Pharmaceuticals, Inc. (e)	7,108	150,334
Celldex Therapeutics, Inc. (a)(e)	9,130	133,389
Cepheid, Inc. (a)(e)	12,212	550,151
Clovis Oncology, Inc. (a)	503	25,759
Dyax Corp. (a)	64,018	528,149
Emergent BioSolutions, Inc. (a)(e)	9,023	195,709
Enzon Pharmaceuticals, Inc.	30,650	27,628
Exact Sciences Corp. (a)(e)	7,148	96,355
GlycoMimetics, Inc.	14,382	102,975
ImmunoGen, Inc. (a)(e)	4,240	50,117
Insys Therapeutics, Inc. (a)(e)	6,554	169,355
Intercept Pharmaceuticals, Inc. (a)	2,455	580,878
InterMune, Inc. (a)	18,808	745,173
Ironwood Pharmaceuticals, Class A (a)(e)	11,431	163,692
Isis Pharmaceuticals, Inc. (a)(e)	25,979	759,106
Keryx Biopharmaceuticals, Inc. (a)(e)	6,472	85,430
Kindred Biosciences, Inc.	3,430	57,967
Ligand Pharmaceuticals, Inc. Class B (a)(e)	1,245	83,054
MannKind Corp. (a)(e)	13,249	117,916
Neurocrine Biosciences, Inc. (a)(e)	4,203	58,380
Novavax, Inc. (a)	8,009	37,722
NPS Pharmaceuticals, Inc. (a)(e)	16,568	515,762
Ophthotech Corp.	7,351	299,186
Opko Health, Inc. (a)(e)	21,621	186,373
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
PDL BioPharma, Inc. (e)	16,681	$ 156,301
Puma Biotechnology, Inc. (a)	3,224	246,410
Repligen Corp. (a)(e)	24,477	470,937
Retrophin, Inc. (a)	11,500	168,130
Sangamo Biosciences, Inc. (a)	1,678	22,049
Sarepta Therapeutics, Inc. (a)(e)	3,139	105,722
Synageva BioPharma Corp. (a)(e)	2,689	218,212
		8,297,276
Health Care Equipment & Supplies - 4.4%
Align Technology, Inc. (a)	31,965	1,745,609
Anika Therapeutics, Inc. (a)	10,965	513,491
Atrion Corp.	499	157,385
Cantel Medical Corp.	23,625	820,969
Cryolife, Inc.	8,833	77,995
Cyberonics, Inc. (a)(e)	37,902	2,304,442
DexCom, Inc. (a)(e)	65,247	2,202,739
Globus Medical, Inc. (a)	28,500	689,130
Greatbatch, Inc. (a)	13,930	650,670
Masimo Corp. (a)(e)	86,482	2,130,916
Natus Medical, Inc. (a)	69,937	1,723,947
Steris Corp.	506	27,081
SurModics, Inc. (a)	16,675	357,012
Thoratec Corp. (a)	67,047	2,220,597
Vascular Solutions, Inc. (a)	9,231	189,051
West Pharmaceutical Services, Inc.	5,623	236,672
Zeltiq Aesthetics, Inc. (a)(e)	110,060	1,923,849
		17,971,555
Health Care Providers & Services - 5.6%
Alliance Healthcare Services, Inc. (a)	63,774	1,908,118
AmSurg Corp. (a)	21,276	963,377
Centene Corp. (a)	15,909	1,185,539
Corvel Corp. (a)	16,507	779,461
Cross Country Healthcare, Inc. (a)	16,691	96,307
Five Star Quality Care, Inc. (a)	54,654	288,573
Hanger, Inc. (a)(e)	22,831	693,606
HealthSouth Corp.	31,278	1,098,483
Magellan Health Services, Inc. (a)	34,905	2,125,365
Molina Healthcare, Inc. (a)(e)	22,940	988,485
National Healthcare Corp.	8,413	454,302
Owens & Minor, Inc.	73,862	2,561,534
PharMerica Corp. (a)	80,053	2,172,638
Providence Service Corp. (a)	52,031	2,091,646
Select Medical Holdings Corp.	155,723	2,359,203
Team Health Holdings, Inc. (a)(e)	54,655	2,774,834
		22,541,471
Health Care Technology - 0.6%
Omnicell, Inc. (a)	79,822	2,117,678
Quality Systems, Inc.	15,242	237,318
		2,354,996

	Shares	Value
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)(e)	60,600	$ 500,556
Albany Molecular Research, Inc. (a)(e)	19,718	311,347
Luminex Corp. (a)	2,315	39,332
PAREXEL International Corp. (a)	17,117	863,553
		1,714,788
Pharmaceuticals - 0.7%
Akorn, Inc. (a)	6,950	194,392
Auxilium Pharmaceuticals, Inc. (a)(e)	3,931	87,976
Horizon Pharma, Inc. (a)(e)	26,202	371,806
Impax Laboratories, Inc. (a)	9,438	261,999
Lannett Co., Inc. (a)	12,283	513,184
Nektar Therapeutics (a)(e)	15,369	180,278
Pacira Pharmaceuticals, Inc. (a)(e)	4,478	347,538
Pernix Therapeutics Holdings, Inc. (a)(e)	21,982	156,292
Pozen, Inc. (e)	27,559	236,732
Prestige Brands Holdings, Inc. (a)	6,369	217,820
The Medicines Company (a)(e)	7,726	215,555
		2,783,572
TOTAL HEALTH CARE		55,663,658
INDUSTRIALS - 14.4%
Aerospace & Defense - 3.2%
American Science & Engineering, Inc.	17,786	1,193,441
Astronics Corp. (a)	39,443	2,163,843
Curtiss-Wright Corp.	30,036	2,001,299
Engility Holdings, Inc. (a)	12,355	477,521
Esterline Technologies Corp. (a)	15,554	1,733,493
Moog, Inc. Class A (a)	31,742	2,287,329
National Presto Industries, Inc. (e)	1,245	87,636
Orbital Sciences Corp. (a)	18,003	471,319
Taser International, Inc. (a)(e)	124,095	1,646,741
Teledyne Technologies, Inc. (a)	9,129	865,155
		12,927,777
Airlines - 0.9%
SkyWest, Inc.	46,306	529,741
Spirit Airlines, Inc. (a)	50,248	2,968,149
		3,497,890
Building Products - 0.4%
AAON, Inc.	6,830	213,096
American Woodmark Corp. (a)	4,376	120,646
Insteel Industries, Inc.	3,563	69,942
PGT, Inc. (a)	90,916	782,787
Universal Forest Products, Inc.	8,456	410,539
		1,597,010
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	11,005	300,106
ARC Document Solutions, Inc. (a)	44,101	273,426
Deluxe Corp.	22,950	1,287,266
EnerNOC, Inc. (a)	9,935	190,653
Ennis, Inc.	3,779	57,252
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
G&K Services, Inc. Class A	22,670	$ 1,174,533
HNI Corp.	13,061	488,873
Intersections, Inc.	31,313	138,717
Kimball International, Inc. Class B	102,767	1,657,632
UniFirst Corp.	22,435	2,219,943
Viad Corp.	11,172	256,286
		8,044,687
Construction & Engineering - 0.6%
Argan, Inc.	51,723	1,585,310
Comfort Systems U.S.A., Inc.	37,564	619,806
EMCOR Group, Inc.	8,092	360,256
MYR Group, Inc. (a)	1,514	37,880
		2,603,252
Electrical Equipment - 1.4%
Acuity Brands, Inc.	25,799	3,238,032
EnerSys	16,046	1,107,816
Generac Holdings, Inc. (e)	27,033	1,315,966
		5,661,814
Machinery - 2.2%
Alamo Group, Inc.	7,519	389,785
CIRCOR International, Inc.	9,356	713,489
Douglas Dynamics, Inc.	3,108	54,297
Federal Signal Corp.	25,909	355,471
Hurco Companies, Inc.	2,858	79,052
Hyster-Yale Materials Handling Class A	24,489	2,059,035
Kadant, Inc.	24,466	927,261
Lydall, Inc. (a)	6,110	168,575
Mueller Industries, Inc.	75,879	2,186,833
Mueller Water Products, Inc. Class A	164,554	1,387,190
RBC Bearings, Inc.	1,196	71,724
Standex International Corp.	6,351	468,958
		8,861,670
Marine - 0.0%
Scorpio Bulkers, Inc. (a)	9,420	86,570
Professional Services - 2.0%
Barrett Business Services, Inc.	26,594	1,254,173
Corporate Executive Board Co.	3,858	263,000
Exponent, Inc.	2,846	201,298
Huron Consulting Group, Inc. (a)	4,237	287,608
ICF International, Inc. (a)	3,281	122,053
Korn/Ferry International (a)	80,822	2,454,564
Navigant Consulting, Inc. (a)	11,729	197,399
Resources Connection, Inc.	65,399	810,948
RPX Corp. (a)	132,574	2,154,328
VSE Corp.	382	23,650
WageWorks, Inc. (a)	4,816	194,952
		7,963,973
Road & Rail - 0.9%
AMERCO	7,690	2,123,209

	Shares	Value
ArcBest Corp.	6,163	$ 263,592
Marten Transport Ltd.	5,511	132,760
Old Dominion Freight Lines, Inc. (a)(e)	17,299	1,106,444
		3,626,005
Trading Companies & Distributors - 0.5%
Aceto Corp.	54,142	943,695
DXP Enterprises, Inc. (a)(e)	15,133	1,052,803
		1,996,498
Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings, Inc. (a)	60,869	1,323,292
TOTAL INDUSTRIALS		58,190,438
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 1.3%
Aruba Networks, Inc. (a)	93,795	1,736,614
Black Box Corp.	26,995	657,868
Communications Systems, Inc.	7,468	84,762
Finisar Corp. (a)(e)	20,322	482,648
Ixia (a)	7,464	86,732
Plantronics, Inc.	10,372	470,266
Sonus Networks, Inc. (a)	280,782	1,030,470
Ubiquiti Networks, Inc. (a)(e)	17,408	608,584
		5,157,944
Electronic Equipment & Components - 2.2%
Aeroflex Holding Corp. (a)	3,270	34,270
Benchmark Electronics, Inc. (a)	97,361	2,257,802
Daktronics, Inc.	57,782	717,075
DTS, Inc. (a)	3,708	67,152
Methode Electronics, Inc. Class A	473	14,734
Newport Corp. (a)	10,003	185,356
Plexus Corp. (a)	9,389	392,085
Sanmina Corp. (a)	70,878	1,442,367
ScanSource, Inc. (a)	39,640	1,470,644
SYNNEX Corp. (a)	34,183	2,259,838
		8,841,323
Internet Software & Services - 1.5%
Constant Contact, Inc. (a)	79,754	2,355,933
j2 Global, Inc. (e)	16,412	777,272
LogMeIn, Inc. (a)	13,402	570,523
Perficient, Inc. (a)	22,297	393,319
Stamps.com, Inc. (a)	18,346	592,943
United Online, Inc.	99,132	1,082,521
Yelp, Inc. (a)(e)	2,231	147,581
		5,920,092
IT Services - 4.1%
Acxiom Corp. (a)	66,268	1,506,272
Cardtronics, Inc. (a)	63,532	1,841,157
CSG Systems International, Inc.	43,729	1,148,761
EPAM Systems, Inc. (a)	35,673	1,500,763
ExlService Holdings, Inc. (a)	21,786	617,415
Global Cash Access Holdings, Inc. (a)	90,738	807,568
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
iGATE Corp. (a)	32,373	$ 1,128,847
Jack Henry & Associates, Inc.	35,740	2,072,563
Luxoft Holding, Inc. (e)	1,721	55,760
Maximus, Inc.	7,864	351,364
MoneyGram International, Inc. (a)	146,688	1,933,348
NCI, Inc. Class A (a)	11,631	111,425
Sapient Corp. (a)	125,924	2,071,450
Syntel, Inc. (a)	15,090	1,220,781
Teletech Holdings, Inc. (a)	5,583	147,280
		16,514,754
Semiconductors & Semiconductor Equipment - 3.0%
Cabot Microelectronics Corp. (a)	30,071	1,293,955
FormFactor, Inc. (a)	7,858	57,049
Integrated Device Technology, Inc. (a)	192,215	2,556,460
International Rectifier Corp. (a)	27,520	738,086
Intersil Corp. Class A	21,593	303,814
Lattice Semiconductor Corp. (a)	255,231	2,018,877
Rambus, Inc. (a)	127,886	1,547,421
RF Micro Devices, Inc. (a)(e)	279,145	2,626,754
Silicon Image, Inc. (a)	46,157	241,401
Ultra Clean Holdings, Inc. (a)	80,205	664,097
		12,047,914
Software - 5.8%
Advent Software, Inc.	77,087	2,332,653
Aspen Technology, Inc. (a)	68,202	2,932,004
AVG Technologies NV (a)(e)	87,624	1,696,401
Manhattan Associates, Inc. (a)	78,040	2,533,178
Monotype Imaging Holdings, Inc.	42,864	1,103,748
NetScout Systems, Inc. (a)	32,700	1,271,049
Parametric Technology Corp. (a)	37,346	1,374,333
Pegasystems, Inc.	87,833	1,865,573
QAD, Inc.:
Class A	5,956	133,950
Class B	3,694	66,935
SS&C Technologies Holdings, Inc. (a)	63,122	2,692,153
Take-Two Interactive Software, Inc. (a)	7,730	159,470
TeleCommunication Systems, Inc. Class A (a)	181,935	576,734
TiVo, Inc. (a)	184,940	2,200,786
Verint Systems, Inc. (a)	56,308	2,608,750
		23,547,717
Technology Hardware, Storage & Peripherals - 0.6%
QLogic Corp. (a)	117,212	1,165,087
Super Micro Computer, Inc. (a)	61,438	1,320,917
		2,486,004
TOTAL INFORMATION TECHNOLOGY		74,515,748

	Shares	Value
MATERIALS - 4.1%
Chemicals - 2.6%
A. Schulman, Inc.	13,938	$ 490,757
Balchem Corp.	32,226	1,776,942
FutureFuel Corp.	117,766	2,023,220
H.B. Fuller Co.	20,819	995,773
Minerals Technologies, Inc.	40,870	2,533,940
Quaker Chemical Corp.	2,406	178,116
Sensient Technologies Corp.	47,153	2,583,984
Stepan Co.	2,310	123,631
Zep, Inc.	1,092	19,110
		10,725,473
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	87	5,576
Containers & Packaging - 0.9%
Graphic Packaging Holding Co. (a)	238,062	2,616,301
Myers Industries, Inc.	42,501	903,146
		3,519,447
Metals & Mining - 0.1%
Worthington Industries, Inc.	8,303	334,611
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	50,390	2,100,255
TOTAL MATERIALS		16,685,362
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
IDT Corp. Class B	17,208	285,309
Inteliquent, Inc.	144,729	2,168,040
Premiere Global Services, Inc. (a)	8,967	116,661
		2,570,010
UTILITIES - 1.5%
Electric Utilities - 0.0%
Otter Tail Corp. (e)	3,548	101,402
Gas Utilities - 0.2%
New Jersey Resources Corp.	16,761	922,023
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	28,494	960,248
Multi-Utilities - 0.4%
Avista Corp.	10,432	326,626
NorthWestern Energy Corp.	29,408	1,411,584
		1,738,210
Water Utilities - 0.6%
American States Water Co.	68,808	2,083,506
Connecticut Water Service, Inc.	92	2,950
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Consolidated Water Co., Inc.	17,365	$ 176,936
Middlesex Water Co.	4,148	84,910
		2,348,302
TOTAL UTILITIES		6,070,185
TOTAL COMMON STOCKS (Cost $348,099,292)		393,692,189
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% 9/18/14 (f) (Cost $99,979)	$ 100,000	99,990
Money Market Funds - 14.7%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	11,417,090	11,417,090
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	48,031,622	48,031,622
TOTAL MONEY MARKET FUNDS (Cost $59,448,712)		59,448,712
TOTAL INVESTMENT PORTFOLIO - 112.3% (Cost $407,647,983)		453,240,891
NET OTHER ASSETS (LIABILITIES) - (12.3)%		(49,640,289)
NET ASSETS - 100%		$ 403,600,602
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
85 ICE Russell 2000 Index Contracts (United States)	June 2014	$ 9,632,200	$ 251,444

The face value of futures purchased as a percentage of net assets is 2.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,990.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 31,752
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 45,366,047	$ 45,366,047	$ -	$ -
Consumer Staples	20,784,306	20,784,306	-	-
Energy	28,647,971	28,647,971	-	-
Financials	85,198,464	85,198,464	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 55,663,658	$ 55,663,658	$ -	$ -
Industrials	58,190,438	58,190,438	-	-
Information Technology	74,515,748	74,515,748	-	-
Materials	16,685,362	16,685,362	-	-
Telecommunication Services	2,570,010	2,570,010	-	-
Utilities	6,070,185	6,070,185	-	-
U.S. Government and Government Agency Obligations	99,990	-	99,990	-
Money Market Funds	59,448,712	59,448,712	-	-
Total Investments in Securities:	$ 453,240,891	$ 453,140,901	$ 99,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 251,444	$ 251,444	$ -	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $408,088,169. Net unrealized appreciation aggregated $45,152,722, of which $61,216,329 related to appreciated investment securities and $16,063,607 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	July 30, 2014